Share-Based Payment (Details) - Schedule of share-based compensation expense - Share Based Compensation Expense [Member] - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Cost of revenues	$ 36,906	$ 8,403	$ 12,448
Selling and marketing expenses	165,209	122,087	201,168
General and administrative expenses	6,982,747	4,998,206	3,790,464
Total	$ 7,184,862	$ 5,128,696	$ 4,004,080